Liquidity and capital resources - Summary of Consolidated Cash Flows Information (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cash Flows From Capital Increase [Abstract]
Net cash used in operations	€ (16,308)	€ (12,185)
Net cash (used in)/from investing activities	1,140	(94)
Net cash (used in)/from financing activities	(445)	7,052
Effects of exchange rate changes	(20)	10
Change in Cash and cash equivalents	(15,633)	(5,217)
Net cash burned over the period	€ (15,633)	€ (5,217)	€ 15,600